Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Inventories [Abstract]
Finished goods and work in process	$ 370.9	$ 325.4
Raw materials	453.6	372.7
Supplies and spare parts	194.0	197.1
Inventories at FIFO cost	1,018.5	895.2
LIFO reserve	(80.6)	(33.3)
Net inventories	$ 937.9	$ 861.9